UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22911

Reality Shares ETF Trust

(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of principal executive offices) (Zip code)

Eric R. Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: July 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments
Reality Shares DIVS ETF
July 31, 2019 (Unaudited)

	Principal / Shares	Value
Treasury Bills — 98.1%(a)
U.S. Treasury Bill, 08/15/2019	$6,204,000	$6,199,176
U.S. Treasury Bill, 09/05/2019	6,408,000	6,395,596
U.S. Treasury Bill, 09/12/2019	4,541,000	4,530,652
U.S. Treasury Bill, 09/19/2019(b)	7,476,000	7,455,944
U.S. Treasury Bill, 09/26/2019	6,376,000	6,355,864
U.S. Treasury Bill, 10/10/2019	4,373,000	4,355,638
U.S. Treasury Bill, 10/17/2019	708,000	704,918
U.S. Treasury Bill, 11/07/2019(b)	4,010,000	3,987,783
U.S. Treasury Bill, 01/09/2020	10,416,000	10,321,476
U.S. Treasury Bill, 08/01/2019	9,978,000	9,978,000
U.S. Treasury Bill, 08/08/2019	5,228,000	5,226,019
(Cost $65,494,042)		65,511,066

Money Markets and Cash Equivalents — 0.2%
Blackrock Federal FD 30 Instl, 2.23%(b)(c)	103,157	103,157
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.42%(c)	1,134	1,134
JP Morgan U.S. Government Money Market Institutional Shares, 2.18%(b)(c)	18	18
(Cost $104,309)		104,309

Total Investments — 98.3%
(Cost $65,598,351)		65,615,375

Other Assets in Excess of Liabilities — 1.7%		1,138,968

Net Assets — 100.0%		$66,754,343

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	All or a portion of the security has been pledged to the broker for swap positions.
(c)	Reflects the 7-day yield at July 31, 2019.

Schedule of Investments
Reality Shares DIVS ETF
July 31, 2019 (Unaudited) (Continued)

Dividend swaps outstanding at July 31, 2019:

				Notional	Value/Unrealized
			Expiration	Amount	Appreciation
Underlying Index	Counterparties*	Units	Date	Long (Short)**	(Depreciation)
S&P 500	BNP Paribas	144,000	12/31/2019	$(7,566,095)	$726,865
S&P 500	JP Morgan	84,500	12/31/2019	(4,161,890)	704,465
S&P 500	Morgan Stanley	35,000	12/31/2019	(1,886,652)	128,998
S&P 500	Societe Generale	24,000	12/31/2019	(1,260,379)	121,780
S&P 500	BNP Paribas	119,600	12/31/2020	(6,592,565)	288,023
S&P 500	JP Morgan	12,000	12/31/2020	(683,089)	7,271
S&P 500	Morgan Stanley	50,000	12/31/2020	(2,742,464)	134,036
S&P 500	Societe Generale	79,000	12/31/2020	(4,224,541)	320,329
S&P 500	BNP Paribas	191,500	12/31/2021	(11,242,168)	(173,468)
S&P 500	Morgan Stanley	73,700	12/31/2021	(4,342,863)	(83,003)
S&P 500	Societe Generale	18,750	12/31/2021	(1,046,057)	37,693
S&P 500	Bank of America	20,000	12/31/2022	(1,144,132)	14,268
S&P 500	BNP Paribas	147,400	12/31/2022	(8,790,697)	(253,289)
S&P 500	Morgan Stanley	70,000	12/31/2022	(4,244,009)	(189,609)
S&P 500	Societe Generale	12,000	12/31/2022	(684,202)	10,838
S&P 500	Bank of America	55,000	12/31/2023	(3,087,258)	98,892
S&P 500	BNP Paribas	81,000	12/31/2023	(4,777,914)	(85,584)
					$1,808,505

Cash received from the broker for swap positions in the amount of $620,000.

Cash and securities pledged to the broker for swap positions in the amount of $2,795,055.

*	At contract maturity, the Fund pays to/receives from the counterparty the net difference between the expected dividend value and the actual dividend value.
**	Represents gross notional exposure on the fixed leg of the swap contract.

Schedule of Investments
Reality Shares DIVS ETF
July 31, 2019 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Treasury Bills	$–	$65,511,066	$–	$65,511,066
Money Markets and Cash Equivalents	104,309	–	–	104,309
Other Financial Instruments***	–	2,593,458	–	2,593,458
Total Assets	$104,309	$68,104,524	$–	$68,208,833
Liabilities
Other Financial Instruments***	$–	$(784,953)	$–	$(784,953)
Total Liabilities	$–	$(784,953)	$–	$(784,953)

*** Other financial instruments include dividend swaps. Dividend swaps are presented at gross unrealized appreciation (depreciation).

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks — 99.9%

Aerospace & Defense— 1.5%
Boeing Co. (The)	1,607	$548,276

Air Freight & Logistics— 1.6%
Expeditors International of Washington, Inc.	7,254	553,843

Auto Components— 1.4%
Lear Corp.	3,942	499,767

Banks— 6.2%
Comerica, Inc.	6,789	496,955
PNC Financial Services Group, Inc. (The)	3,922	560,454
Regions Financial Corp.	34,714	552,994
SunTrust Banks, Inc.	8,786	585,147
		2,195,550
Biotechnology— 1.1%
AbbVie, Inc.	5,794	385,996

Building Products— 1.7%
Lennox International, Inc.	2,385	611,705

Capital Markets— 12.3%
Cboe Global Markets, Inc.	4,780	522,502
FactSet Research Systems, Inc.	2,237	620,320
MSCI, Inc.	3,461	786,478
Northern Trust Corp.	5,588	547,624
S&P Global, Inc.	3,081	754,691
T Rowe Price Group, Inc.	5,446	617,522
TD Ameritrade Holding Corp.	10,435	533,228
		4,382,365
Chemicals— 3.2%
Celanese Corp.	5,675	636,564
Westlake Chemical Corp.	7,375	498,329
		1,134,893
Commercial Services & Supplies— 3.5%
Cintas Corp.	3,104	808,406
Rollins, Inc.	13,409	449,604
		1,258,010
Electrical Equipment— 1.4%
Rockwell Automation, Inc.	3,085	496,006

Electronic Equipment Instruments & Components— 1.9%
CDW Corp.	5,762	680,838

Entertainment— 1.8%
Walt Disney Co. (The)	4,475	639,970

Food & Staples Retailing— 1.0%
Walgreens Boots Alliance, Inc.	6,210	338,383

Gas Utilities— 1.2%
UGI Corp.	8,423	430,331

Health Care Providers & Services— 1.3%
UnitedHealth Group, Inc.	1,908	475,111

Hotels, Restaurants & Leisure— 5.2%
Domino’s Pizza, Inc.	2,004	490,038
Marriott International, Inc., Class A	4,557	633,696
Starbucks Corp.	7,755	734,321
		1,858,055
Household Products— 1.6%
Church & Dwight Co., Inc.	7,463	563,009

Insurance— 1.6%
Torchmark Corp.	6,313	576,503

IT Services— 7.4%
Broadridge Financial Solutions, Inc.	5,429	690,135
Jack Henry & Associates, Inc.	3,796	530,301
Mastercard, Inc., Class A	2,671	727,233
Visa, Inc., Class A	3,931	699,718
		2,647,387
Machinery— 4.9%
IDEX Corp.	3,775	635,031
Illinois Tool Works, Inc.	3,969	612,139
Snap-on, Inc.	3,289	501,934
		1,749,104
Metals & Mining— 2.7%
Nucor Corp.	8,627	469,136
Steel Dynamics, Inc.	16,012	504,538
		973,674
Oil, Gas & Consumable Fuels— 3.0%
Marathon Petroleum Corp.	8,069	455,011
Phillips 66	5,860	601,001
		1,056,012
Personal Products— 1.9%
Estee Lauder Cos., Inc. (The), Class A	3,650	672,293

Pharmaceuticals— 1.9%
Zoetis, Inc.	5,812	667,741

Road & Rail— 1.7%
Union Pacific Corp.	3,424	616,149

Semiconductors & Semiconductor Equipment— 9.7%
Analog Devices, Inc.	5,721	671,989
Broadcom, Inc.	2,367	686,406
Lam Research Corp.	3,783	789,172
NVIDIA Corp.	3,592	606,042
Texas Instruments, Inc.	5,686	710,807
		3,464,416
Software— 2.0%
Intuit, Inc.	2,518	698,267

Specialty Retail— 7.3%
Home Depot, Inc. (The)	2,884	616,282
Ross Stores, Inc.	6,832	724,397
TJX Cos., Inc. (The)	11,853	646,699
Tractor Supply Co.	5,659	615,756
		2,603,134
Technology Hardware, Storage & Peripherals— 3.1%
Apple, Inc.	3,036	646,790
NetApp, Inc.	7,982	466,867
		1,113,657
Textiles, Apparel & Luxury Goods— 1.7%
NIKE, Inc., Class B	6,826	587,241

Trading Companies & Distributors— 3.1%
Fastenal Co.	17,969	553,445
W.W. Grainger, Inc.	1,828	532,003
		1,085,448

Total Common Stocks
(Cost $30,612,638)		35,563,134

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
July 31, 2019 (Unaudited) (Continued)

	Shares	Value
Treasury Bill — 0.1%(a)
U.S. Treasury Bill, 09/26/2019
(Cost $35,884)	36,000	$35,886

Money Markets and Cash Equivalents — 0.0%(b)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.42%(c)
(Cost $1,960)	1,960	1,960

Total Investments — 100.0%
(Cost $30,650,482)		35,600,980

Other Assets in Excess of Liabilities — 0.0%(b)		16,093

Net Assets — 100.0%		$35,617,073

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Rounds to less than 0.1%.
(c)	Reflects the 7-day yield at July 31, 2019.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$35,563,134	$–	$–	$35,563,134
Treasury Bill	–	35,886	–	35,886
Money Markets and Cash Equivalents	1,960	–	–	1,960
Total Assets	$35,565,094	$35,886	$–	$35,600,980

* See the Schedule of Investments for breakout by security category.

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks(a) — 76.7%

Aerospace & Defense— 1.2%
Boeing Co. (The)	178	$60,730

Air Freight & Logistics— 1.2%
Expeditors International of Washington, Inc.	819	62,531

Auto Components— 1.1%
Lear Corp.	449	56,924

Banks— 4.8%
Comerica, Inc.	774	56,657
PNC Financial Services Group, Inc. (The)	444	63,448
Regions Financial Corp.	3,949	62,907
SunTrust Banks, Inc.	998	66,467
		249,479
Biotechnology— 0.8%
AbbVie, Inc.	646	43,037

Building Products— 1.3%
Lennox International, Inc.	269	68,993

Capital Markets— 9.5%
Cboe Global Markets, Inc.	543	59,355
FactSet Research Systems, Inc.	252	69,880
MSCI, Inc.	391	88,851
Northern Trust Corp.	632	61,936
S&P Global, Inc.	352	86,222
T Rowe Price Group, Inc.	621	70,415
TD Ameritrade Holding Corp.	1,189	60,758
		497,417
Chemicals— 2.4%
Celanese Corp.	643	72,125
Westlake Chemical Corp.	820	55,408
		127,533
Commercial Services & Supplies— 2.7%
Cintas Corp.	352	91,675
Rollins, Inc.	1,521	50,999
		142,674
Electrical Equipment— 1.1%
Rockwell Automation, Inc.	345	55,469

Electronic Equipment Instruments & Components— 1.5%
CDW Corp.	668	78,931

Entertainment— 1.4%
Walt Disney Co. (The)	505	72,220

Food & Staples Retailing— 0.7%
Walgreens Boots Alliance, Inc.	699	38,089

Gas Utilities— 0.9%
UGI Corp.	952	48,638

Health Care Providers & Services— 1.0%
UnitedHealth Group, Inc.	216	53,786

Hotels, Restaurants & Leisure— 4.0%
Domino’s Pizza, Inc.	225	55,019
Marriott International, Inc., Class A	521	72,450
Starbucks Corp.	882	83,517
		210,986
Household Products— 1.2%
Church & Dwight Co., Inc.	846	63,822

Insurance— 1.2%
Torchmark Corp.	713	65,111

IT Services— 5.7%
Broadridge Financial Solutions, Inc.	610	77,543
Jack Henry & Associates, Inc.	429	59,931
Mastercard, Inc., Class A	305	83,043
Visa, Inc., Class A	447	79,566
		300,083
Machinery— 3.8%
IDEX Corp.	428	71,998
Illinois Tool Works, Inc.	448	69,095
Snap-on, Inc.	374	57,076
		198,169
Metals & Mining— 2.1%
Nucor Corp.	978	53,183
Steel Dynamics, Inc.	1,831	57,695
		110,878
Oil, Gas & Consumable Fuels— 2.3%
Marathon Petroleum Corp.	916	51,653
Phillips 66	661	67,792
		119,445
Personal Products— 1.5%
Estee Lauder Cos., Inc. (The), Class A	413	76,070

Pharmaceuticals— 1.5%
Zoetis, Inc.	662	76,057

Road & Rail— 1.3%
Union Pacific Corp.	385	69,281

Semiconductors & Semiconductor Equipment— 7.4%
Analog Devices, Inc.	644	75,644
Broadcom, Inc.	261	75,687
Lam Research Corp.	429	89,494
NVIDIA Corp.	411	69,344
Texas Instruments, Inc.	644	80,507
		390,676
Software— 1.5%
Intuit, Inc.	287	79,588

Specialty Retail— 5.6%
Home Depot, Inc. (The)	327	69,877
Ross Stores, Inc.	770	81,643
TJX Cos., Inc. (The)	1,334	72,783
Tractor Supply Co.	638	69,421
		293,724
Technology Hardware, Storage & Peripherals— 2.4%
Apple, Inc.	343	73,073
NetApp, Inc.	891	52,114
		125,187
Textiles, Apparel & Luxury Goods— 1.3%
NIKE, Inc., Class B	777	66,845

Trading Companies & Distributors— 2.3%
Fastenal Co.	2,038	62,771
W.W. Grainger, Inc.	207	60,243
		123,014

Total Common Stocks
(Cost $3,449,933)		4,025,387

Treasury Bills — 21.0%(b)
U.S. Treasury Bill, 08/15/2019	101,000	100,921
U.S. Treasury Bill, 09/05/2019	174,000	173,663
U.S. Treasury Bill, 09/26/2019	470,000	468,516
U.S. Treasury Bill, 10/10/2019	363,000	361,559
(Cost $1,104,152)		1,104,659

Money Markets and Cash Equivalents — 0.0%(c)
Blackrock Federal FD 30 Instl, 2.23%(d)
(Cost $214)	214	214

Total Investments Before Securities Sold Short
(Cost $4,554,299)		5,130,260

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
July 31, 2019 (Unaudited) (Continued)

	Shares	Value
Securities Sold Short

Common Stocks — (20.8)%

Aerospace & Defense— (1.9)%
Arconic, Inc.	(3,892)	$(97,456)

Airlines— (1.2)%
American Airlines Group, Inc.	(2,043)	(62,332)

Chemicals— (1.0)%
Mosaic Co. (The)	(2,055)	(51,765)

Diversified Telecommunication— (0.8)%
CenturyLink, Inc.	(3,512)	(42,460)

Electric Utilities— (2.7)%
Avangrid, Inc.	(1,178)	(59,548)
FirstEnergy Corp.	(1,891)	(83,147)
		(142,695)
Energy Equipment & Services— (1.1)%
National Oilwell Varco, Inc.	(2,454)	(58,454)

Entertainment— (1.2)%
Viacom, Inc., Class B	(2,100)	(63,735)

Independent Power and Renewable Electricity Producers— (1.1)%
NRG Energy, Inc.	(1,633)	(55,751)

Industrial Conglomerates— (2.0)%
General Electric Co.	(10,031)	(104,824)

Metals & Mining— (1.2)%
Freeport-McMoRan, Inc.	(5,604)	(61,980)

Oil, Gas & Consumable Fuels— (5.2)%
Hess Corp.	(1,453)	(94,212)
Marathon Oil Corp.	(4,241)	(59,671)
Noble Energy, Inc.	(2,579)	(56,944)
Williams Cos., Inc. (The)	(2,612)	(64,360)
		(275,187)
Software— (1.4)%
Symantec Corp.	(3,376)	(72,787)

Total Securities Sold Short
[Proceeds $(1,126,572)]		(1,089,426)

Total Investments — 76.9%
(Cost $3,427,727)		4,040,834

Other Assets in Excess of Liabilities — 23.1%		1,211,670

Net Assets — 100.0%		$5,252,504

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at July 31, 2019 was $5,226,200 which includes proceeds receivable from unsettled securities sold short in the amount of $1,210,761.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at July 31, 2019.

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
July 31, 2019 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$4,025,387	$–	$–	$4,025,387
Treasury Bills	–	1,104,659	–	1,104,659
Money Markets and Cash Equivalents	214	–	–	214
Total Assets	$4,025,601	$1,104,659	$–	$5,130,260
Liabilities
Common Stocks*	$(1,089,426)	$–	$–	$(1,089,426)
Total Liabilities	$(1,089,426)	$–	$–	$(1,089,426)

* See the Schedule of Investments for breakout by security category.

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks — 99.9%

Aerospace & Defense— 1.5%
Boeing Co. (The)	612	$208,802

Air Freight & Logistics— 1.6%
Expeditors International of Washington, Inc.	2,916	222,637

Auto Components— 1.3%
Lear Corp.	1,474	186,874

Banks— 6.7%
Comerica, Inc.	2,914	213,305
PNC Financial Services Group, Inc. (The)	1,689	241,358
Regions Financial Corp.	15,549	247,695
SunTrust Banks, Inc.	3,601	239,827
		942,185
Biotechnology— 1.4%
AbbVie, Inc.	2,946	196,262

Building Products— 1.6%
Lennox International, Inc.	863	221,342

Capital Markets— 12.0%
Cboe Global Markets, Inc.	2,248	245,729
FactSet Research Systems, Inc.	871	241,528
MSCI, Inc.	1,057	240,193
Northern Trust Corp.	2,453	240,394
S&P Global, Inc.	1,091	267,240
T Rowe Price Group, Inc.	2,174	246,510
TD Ameritrade Holding Corp.	4,395	224,585
		1,706,179
Chemicals— 3.3%
Celanese Corp.	2,258	253,280
Westlake Chemical Corp.	3,071	207,507
		460,787
Commercial Services & Supplies— 3.4%
Cintas Corp.	1,149	299,246
Rollins, Inc.	5,380	180,391
		479,637
Electrical Equipment— 1.4%
Rockwell Automation, Inc.	1,201	193,097

Electronic Equipment Instruments & Components— 1.9%
CDW Corp.	2,289	270,468

Entertainment— 1.7%
Walt Disney Co. (The)	1,733	247,836

Food & Staples Retailing— 1.6%
Walgreens Boots Alliance, Inc.	4,236	230,820

Gas Utilities— 1.6%
UGI Corp.	4,298	219,585

Health Care Providers & Services— 1.8%
UnitedHealth Group, Inc.	1,026	255,484

Hotels, Restaurants & Leisure— 5.3%
Domino’s Pizza, Inc.	888	217,143
Marriott International, Inc., Class A	1,700	236,402
Starbucks Corp.	3,071	290,793
		744,338
Household Products— 1.6%
Church & Dwight Co., Inc.	3,092	233,260

Insurance— 1.7%
Torchmark Corp.	2,644	241,450

IT Services— 7.3%
Broadridge Financial Solutions, Inc.	2,153	273,689
Jack Henry & Associates, Inc.	1,605	224,219
Mastercard, Inc., Class A	983	267,641
Visa, Inc., Class A	1,533	272,874
		1,038,423
Machinery— 4.8%
IDEX Corp.	1,494	251,321
Illinois Tool Works, Inc.	1,494	230,419
Snap-on, Inc.	1,342	204,803
		686,543
Metals & Mining— 3.1%
Nucor Corp.	3,972	215,997
Steel Dynamics, Inc.	7,274	229,204
		445,201
Oil, Gas & Consumable Fuels— 3.3%
Marathon Petroleum Corp.	3,698	208,530
Phillips 66	2,485	254,862
		463,392
Personal Products— 1.7%
Estee Lauder Cos., Inc. (The), Class A	1,343	247,367

Pharmaceuticals— 1.9%
Zoetis, Inc.	2,337	268,498

Road & Rail— 1.6%
Union Pacific Corp.	1,287	231,596

Semiconductors & Semiconductor Equipment— 8.4%
Analog Devices, Inc.	1,981	232,688
Broadcom, Inc.	782	226,772
Lam Research Corp.	1,216	253,670
NVIDIA Corp.	1,280	215,962
Texas Instruments, Inc.	2,087	260,896
		1,189,988
Software— 1.7%
Intuit, Inc.	887	245,974

Specialty Retail— 7.0%
Home Depot, Inc. (The)	1,109	236,982
Ross Stores, Inc.	2,501	265,181
TJX Cos., Inc. (The)	4,499	245,465
Tractor Supply Co.	2,259	245,802
		993,430
Technology Hardware, Storage & Peripherals— 3.0%
Apple, Inc.	1,141	243,079
NetApp, Inc.	3,056	178,745
		421,824
Textiles, Apparel & Luxury Goods— 1.6%
NIKE, Inc., Class B	2,604	224,022

Trading Companies & Distributors— 3.1%
Fastenal Co.	6,466	199,153
W.W. Grainger, Inc.	825	240,100
		439,253

Total Common Stocks
(Cost $13,220,474)		14,156,554

Treasury Bill — 0.1%(a)
U.S. Treasury Bill, 09/26/2019
(Cost $8,972)	9,000	8,972

Money Markets and Cash Equivalents — 0.0%(b)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.42%(c)
(Cost $793)	793	793

Total Investments — 100.0%
(Cost $13,230,239)		14,166,319

Other Assets in Excess of Liabilities — 0.0%(b)		2,072

Net Assets — 100.0%		$14,168,391

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
July 31, 2019 (Unaudited) (Continued)

(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Rounds to less than 0.1%.
(c)	Reflects the 7-day yield at July 31, 2019.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$14,156,554	$–	$–	$14,156,554
Treasury Bill	–	8,972	–	8,972
Money Markets and Cash Equivalents	793	–	–	793
Total Assets	$14,157,347	$8,972	$–	$14,166,319

* See the Schedule of Investments for breakout by security category.

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks — 98.0%

Automobiles — 1.4%
Daimler AG	19,367	$1,011,207

Banks — 10.5%
Banco Santander SA	180,498	765,312
Bank of America Corp.	30,370	931,752
Barclays PLC	119,961	897,308
BOC Hong Kong Holdings Ltd.	234,738	902,619
Citigroup, Inc.	14,400	1,024,704
ING Groep NV	68,109	756,010
JPMorgan Chase & Co.	11,548	1,339,568
Mizuho Financial Group, Inc.	592,502	842,572
		7,459,845
Capital Markets — 11.8%
ASX Ltd.	20,263	1,240,904
CME Group, Inc.	5,716	1,111,305
Deutsche Boerse AG	7,302	1,026,825
Goldman Sachs Group, Inc. (The)	5,147	1,133,009
Nasdaq, Inc.	14,142	1,362,864
SBI Holdings, Inc.	60,629	1,392,666
TMX Group Ltd.	14,318	1,068,766
		8,336,339
Communications Equipment — 1.9%
Cisco Systems, Inc.	23,764	1,316,526

Consumer Finance — 1.6%
American Express Co.	8,852	1,100,923

Diversified Telecommunication — 1.3%
Swisscom AG	1,940	945,505

Electronic Equipment, Instruments & Components — 1.8%
Hitachi Ltd.	36,151	1,295,876

Entertainment — 1.2%
NetEase, Inc.	3,761	868,114

Food & Staples Retailing — 1.4%
Walmart, Inc.	9,054	999,380

Industrial Conglomerates — 2.4%
Fosun International Ltd.	558,954	738,331
Siemens AG	8,759	965,377
		1,703,708
Insurance — 2.8%
Ping An Insurance Group Co. of China Ltd., Class H	101,860	1,215,361
ZhongAn Online P&C Insurance Co. Ltd., Class H*,(a)	332,566	751,979
		1,967,340
Interactive Media & Services — 7.2%
Alphabet, Inc., Class A*	845	1,029,379
Baidu, Inc.*	7,227	807,256
Facebook, Inc., Class A*	5,103	991,156
LINE Corp.*	30,575	972,591
Tencent Holdings Ltd.	27,311	1,284,624
		5,085,006
Internet & Direct Marketing Retail — 7.1%
Alibaba Group Holding Ltd.*	7,086	1,226,658
Amazon.com, Inc.*	606	1,131,269
JD.com, Inc.*	42,396	1,268,064
Overstock.com, Inc.*	63,379	1,427,295
		5,053,286
IT Services — 21.2%
Accenture PLC, Class A	7,980	1,536,788
Atos SE	8,742	711,118
Broadridge Financial Solutions, Inc.	9,857	1,253,022
Digital Garage, Inc.	46,452	1,615,071
Fujitsu Ltd.	18,111	1,425,027
GMO internet, Inc.	79,950	1,312,189
Infosys Ltd.	93,923	1,063,208
International Business Machines Corp.	9,527	1,412,282
Mastercard, Inc., Class A	4,701	1,279,941
NTT Data Corp.	91,094	1,203,959
Square, Inc., Class A*	15,204	1,222,554
Visa, Inc., Class A	5,632	1,002,496
		15,037,655
Professional Services — 1.7%
Thomson Reuters Corp.	17,592	1,181,655

Semiconductors & Semiconductor Equipment — 11.3%
Advanced Micro Devices, Inc.*	50,065	1,524,479
Intel Corp.	23,304	1,178,017
Micron Technology, Inc.*	24,556	1,102,319
NVIDIA Corp.	6,879	1,160,625
Taiwan Semiconductor Manufacturing Co. Ltd.	24,488	1,043,924
Texas Instruments, Inc.	8,486	1,060,835
Xilinx, Inc.	8,402	959,592
		8,029,791
Software — 7.3%
DocuSign, Inc.*	17,289	894,187
Microsoft Corp.	11,047	1,505,375
Oracle Corp.	22,335	1,257,460
SAP SE	12,090	1,487,433
		5,144,455
Technology Hardware, Storage & Peripherals — 4.1%
Hewlett Packard Enterprise Co.	64,454	926,204
Samsung Electronics Co. Ltd.	1,215	1,173,690
Xiaomi Corp., Class B*,(a)	676,346	781,938
		2,881,832

Total Common Stocks
(Cost $76,048,635)		69,418,443

Treasury Bill — 1.9%(b)
U.S. Treasury Bill, 09/26/2019
(Cost $1,358,675)	1,363,000	1,358,695

Money Markets and Cash Equivalents — 0.0%(c)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.42%(d)
(Cost $15,321)	15,321	15,321

Total Investments — 99.9%
(Cost $77,422,631)		70,792,459

Other Assets in Excess of Liabilities — 0.1%		79,232

Net Assets — 100.0%		$70,871,691

*	Non-income producing securities.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2019, the net value of these securities amounted to $1,533,917, which represents 2.2% of net assets.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at July 31, 2019.

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
July 31, 2019 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$69,418,443	$–	$–	$69,418,443
Treasury Bill	–	1,358,695	–	1,358,695
Money Markets and Cash Equivalents	15,321	–	–	15,321
Total Assets	$69,433,764	$1,358,695	$–	$70,792,459

* See the Schedule of Investments for breakout by security category.

Schedule of Investments
Reality Shares NASDAQ NexGen Economy China ETF
July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks — 99.2%

Air Freight & Logistics— 2.9%
Easysight Supply Chain Management Co. Ltd., Class A*	40,500	$60,884

Auto Components— 1.6%
HyUnion Holding Co. Ltd., Class A	36,100	34,993

Banks— 23.8%
Agricultural Bank of China Ltd., Class A	98,700	51,560
Bank of China Ltd., Class A	100,000	53,835
Bank of Communications Co. Ltd., Class A	60,500	51,006
BOC Hong Kong Holdings Ltd.	14,380	55,294
China CITIC Bank Corp. Ltd., Class A	57,500	49,562
China Construction Bank Corp., Class A	48,300	51,654
China Merchants Bank Co. Ltd., Class A	13,300	70,559
China Minsheng Banking Corp. Ltd., Class A	56,760	49,995
Industrial Bank Co. Ltd., Class A	24,900	69,121
		502,586
Biotechnology— 2.7%
BGI Genomics Co. Ltd., Class A	6,200	56,229

Chemicals— 2.7%
Transfar Zhilian Co. Ltd., Class A	49,000	56,669

Entertainment— 2.4%
NetEase, Inc.	224	51,704

Food Products— 3.0%
Heilongjiang Agriculture Co. Ltd., Class A	42,900	62,874

Household Durables— 2.9%
Midea Group Co. Ltd., Class A	7,800	61,912

Independent Power and Renewable Electricity Producers— 1.6%
Tunghsu Azure Renewable Energy Co. Ltd., Class A	42,200	33,925

Industrial Conglomerates— 2.2%
Fosun International Ltd.	34,564	45,656

Insurance— 5.8%
Ping An Insurance Group Co. of China Ltd., Class H	6,372	76,029
ZhongAn Online P&C Insurance Co. Ltd., Class H*,(a)	20,460	46,263
		122,292
Interactive Media & Services— 6.1%
Baidu, Inc.*	438	48,925
Tencent Holdings Ltd.	1,712	80,527
		129,452
Internet & Direct Marketing Retail— 7.2%
Alibaba Group Holding Ltd.*	432	74,784
JD.com, Inc.*	2,584	77,287
		152,071
IT Services— 2.6%
DHC Software Co. Ltd., Class A	56,900	55,732

Media— 2.2%
Leo Group Co. Ltd., Class A*	181,200	46,803

Real Estate Management & Development— 2.2%
Xinhu Zhongbao Co. Ltd., Class A	112,000	47,294

Software— 16.7%
Aisino Corp., Class A	19,200	63,773
Beijing Orient National Communication Science & Technology Co. Ltd., Class A	23,400	41,120
Bluedon Information Security Technology Co. Ltd., Class A	57,100	46,897
Hundsun Technologies, Inc., Class A	8,450	87,168
Newland Digital Technology Co. Ltd., Class A*	22,800	57,733
Shanghai 2345 Network Holding Group Co. Ltd., Class A	104,650	55,883
		352,574
Specialty Retail— 2.3%
Suning.com Co. Ltd., Class A	31,500	49,046

Technology Hardware, Storage & Peripherals— 5.8%
GRG Banking Equipment Co. Ltd., Class A	73,400	73,704
Xiaomi Corp., Class B*,(a)	41,800	48,326
		122,030
Wireless Telecommunication Service— 2.5%
China United Network Communications Ltd., Class A	60,600	52,146

Total Common Stocks
(Cost $2,355,544)		2,096,872

Treasury Bill — 1.5%(b)
U.S. Treasury Bill, 09/26/2019
(Cost $31,898)	32,000	31,899

Money Markets and Cash Equivalents — 0.0%(c)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.42%(d)
(Cost $984)	984	984

Total Investments — 100.7%
(Cost $2,388,426)		2,129,755

Liabilities in Excess of Other Assets — (0.7)%		(15,117)

Net Assets — 100.0%		$2,114,638

*	Non-income producing securities.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2019, the net value of these securities amounted to $94,589, which represents 4.5% of net assets.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at July 31, 2019.

Schedule of Investments
Reality Shares NASDAQ NexGen Economy China ETF
July 31, 2019 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$2,096,872	$–	$–	$2,096,872
Treasury Bill	–	31,899	–	31,899
Money Markets and Cash Equivalents	984	–	–	984
Total Assets	$2,097,856	$31,899	$–	$2,129,755

* See the Schedule of Investments for breakout by security category.

Schedule of Investments
Reality Shares Fundstrat DQM Long ETF
July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks — 99.7%

Aerospace & Defense— 2.9%
Boeing Co. (The)	72	$24,565
Lockheed Martin Corp.	75	27,163
Raytheon Co.	142	25,885
		77,613
Air Freight & Logistics— 1.2%
United Parcel Service, Inc., Class B	260	31,062

Automobiles— 2.0%
Ford Motor Co.	2,525	24,063
General Motors Co.	697	28,117
		52,180
Banks— 5.0%
M&T Bank Corp.	156	25,623
PNC Financial Services Group, Inc. (The)	195	27,865
SVB Financial Group*	109	25,285
U.S. Bancorp	498	28,461
Wells Fargo & Co.	558	27,013
		134,247
Beverages— 2.0%
Coca-Cola Co. (The)	532	27,999
Monster Beverage Corp.*	405	26,110
		54,109
Biotechnology— 4.7%
AbbVie, Inc.	320	21,319
Alexion Pharmaceuticals, Inc.*	201	22,771
Amgen, Inc.	152	28,360
Biogen, Inc.*	111	26,398
Gilead Sciences, Inc.	389	25,487
		124,335
Capital Markets— 7.8%
Ameriprise Financial, Inc.	174	25,319
BlackRock, Inc.	59	27,593
Cboe Global Markets, Inc.	241	26,344
Charles Schwab Corp. (The)	588	25,413
E*TRADE Financial Corp.	533	26,005
Northern Trust Corp.	274	26,852
State Street Corp.	433	25,153
TD Ameritrade Holding Corp.	492	25,141
		207,820
Chemicals— 1.0%
LyondellBasell Industries NV, Class A	317	26,530

Communications Equipment— 1.0%
Cisco Systems, Inc.	457	25,318

Consumer Finance— 3.1%
American Express Co.	215	26,739
Capital One Financial Corp.	280	25,878
Discover Financial Services	328	29,435
		82,052
Diversified Telecommunication— 0.9%
Verizon Communications, Inc.	435	24,042

Electric Utilities— 1.0%
NextEra Energy, Inc.	130	26,932

Electrical Equipment— 1.9%
Emerson Electric Co.	396	25,692
Rockwell Automation, Inc.	160	25,725
		51,417
Electronic Equipment Instruments & Components— 1.0%
Amphenol Corp., Class A	283	26,410

Entertainment— 1.0%
Walt Disney Co. (The)	192	27,458

Equity Real Estate Investment— 1.0%
Extra Space Storage, Inc.	242	27,198

Health Care Providers & Services— 1.1%
Humana, Inc.	101	29,972

Household Durables— 1.0%
NVR, Inc.*	8	26,753

Household Products— 2.1%
Colgate-Palmolive Co.	361	25,898
Procter & Gamble Co. (The)	243	28,684
		54,582
Industrial Conglomerates— 3.0%
3M Co.	155	27,081
Honeywell International, Inc.	152	26,214
Roper Technologies, Inc.	72	26,183
		79,478
Insurance— 5.9%
Everest Re Group Ltd.	104	25,651
Lincoln National Corp.	398	26,005
Markel Corp.*	24	26,734
MetLife, Inc.	537	26,539
Prudential Financial, Inc.	257	26,037
Travelers Cos., Inc. (The)	175	25,658
		156,624
Interactive Media & Services— 2.0%
Alphabet, Inc., Class C*	22	26,767
Facebook, Inc., Class A*	139	26,998
		53,765
Internet & Direct Marketing Retail— 3.1%
Amazon.com, Inc.*	13	24,268
Booking Holdings, Inc.*	15	28,299
eBay, Inc.	707	29,122
		81,689
IT Services— 5.2%
Automatic Data Processing, Inc.	158	26,310
International Business Machines Corp.	190	28,166
Mastercard, Inc., Class A	101	27,499
VeriSign, Inc.*	132	27,864
Visa, Inc., Class A	157	27,946
		137,785
Life Sciences Tools & Services— 2.0%
Thermo Fisher Scientific, Inc.	97	26,935
Waters Corp.*	126	26,531
		53,466
Machinery— 4.0%
Caterpillar, Inc.	207	27,256
Cummins, Inc.	157	25,748
IDEX Corp.	168	28,261
Illinois Tool Works, Inc.	171	26,373
		107,638
Metals & Mining— 1.0%
Nucor Corp.	482	26,211

Oil, Gas & Consumable Fuels— 7.7%
Chevron Corp.	213	26,222
ConocoPhillips	407	24,046
EOG Resources, Inc.	270	23,179
Exxon Mobil Corp.	339	25,208
Occidental Petroleum Corp.	483	24,807
Phillips 66	300	30,768
Pioneer Natural Resources Co.	164	22,639

Schedule of Investments
Reality Shares Fundstrat DQM Long ETF
July 31, 2019 (Unaudited) (Continued)

	Shares	Value
Valero Energy Corp.	314	$26,768
		203,637
Pharmaceuticals— 1.9%
Bristol-Myers Squibb Co.	545	24,203
Merck & Co., Inc.	325	26,972
		51,175
Professional Services— 1.1%
CoStar Group, Inc.*	49	30,155

Real Estate Management & Devel— 1.1%
CBRE Group, Inc., Class A*	547	28,996

Road & Rail— 1.9%
Norfolk Southern Corp.	126	24,081
Union Pacific Corp.	147	26,453
		50,534
Semiconductors & Semiconductor Equipment— 4.2%
Intel Corp.	582	29,420
Lam Research Corp.	138	28,788
QUALCOMM, Inc.	332	24,289
Xilinx, Inc.	245	27,982
		110,479
Software— 4.0%
Adobe, Inc.*	93	27,794
ANSYS, Inc.*	139	28,234
Autodesk, Inc.*	148	23,113
Microsoft Corp.	203	27,663
		106,804
Specialty Retail— 6.0%
Advance Auto Parts, Inc.	160	24,103
Best Buy Co., Inc.	370	28,316
Home Depot, Inc. (The)	135	28,848
Lowe’s Cos., Inc.	232	23,525
Ross Stores, Inc.	266	28,204
TJX Cos., Inc. (The)	486	26,516
		159,512
Technology Hardware, Storage & Peripherals— 1.1%
Apple, Inc.	139	29,613

Textiles, Apparel & Luxury Goods— 1.0%
NIKE, Inc., Class B	309	26,583

Tobacco— 1.8%
Altria Group, Inc.	498	23,441
Philip Morris International, Inc.	302	25,250
		48,691

Total Common Stocks
(Cost $2,465,655)		2,652,865

Treasury Bill — 0.3%(a)
U.S. Treasury Bill, 09/26/2019
(Cost $5,982)	6,000	5,981

Money Markets and Cash Equivalents — 0.0%(b)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.42%(c)
(Cost $758)	758	758

Total Investments — 100.0%
(Cost $2,472,395)		2,659,604

Other Assets in Excess of Liabilities — 0.0%(b)		1,082

Net Assets — 100.0%		$2,660,686

*	Non-income producing securities.
(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Rounds to less than 0.1%.
(c)	Reflects the 7-day yield at July 31, 2019.

Schedule of Investments
Reality Shares Fundstrat DQM Long ETF
July 31, 2019 (Unaudited) (Continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$2,652,865	$–	$–	$2,652,865
Treasury Bill	–	5,981	–	5,981
Money Markets and Cash Equivalents	758	–	–	758
Total Assets	$2,653,623	$5,981	$–	$2,659,604

* See the Schedule of Investments for breakout by security category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reality Shares ETF Trust

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date	9/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date	9/26/2019

By (Signature and Title)*	/s/ Tom Trivella
Tom Trivella, Treasurer
(principal financial officer)

Date	9/26/2019

* Print the name and title of each signing officer under his or her signature.